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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-07677
                                   ---------------------------------------


                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 8720 Georgia Avenue, Suite 808        Silver Spring, Maryland         20910
--------------------------------------------------------------------------------
              (Address of principal executive offices)               (Zip code)


                                Eugene A. Profit


 Profit Investment Management 8720 Georgia Avenue Silver Spring, Maryland 20910
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (301) 650-0059
                                                     ---------------------


Date of fiscal year end:         September 30, 2005
                          ------------------------------------


Date of reporting period:       December 31, 2004
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================
  SHARES   COMMON STOCKS - 97.5%                                        VALUE
--------------------------------------------------------------------------------
           AEROSPACE - 5.1%
   2,300   General Dynamics Corp.                                   $  240,580
   4,000   United Technologies Corp.                                   413,400
                                                                    ----------
                                                                       653,980
                                                                    ----------
           APPAREL MANUFACTURERS - 0.8%
   2,700   Jones Apparel Group, Inc.                                    98,739
                                                                    ----------

           BANKS - 9.4%
   7,600   Bank of America Corp.                                       357,124
   5,000   Hartford Financial Services Group, Inc.                     346,550
   6,500   JPMorgan Chase & Co.                                        253,565
   5,775   Washington Mutual, Inc.                                     244,167
                                                                    ----------
                                                                     1,201,406
                                                                    ----------
           CABLE TELEVISION - 0.9%
   3,617   Comcast Corp. - Class A (a)                                 120,374
                                                                    ----------

           COMPUTERS & Computer Products - 11.4%
   7,110   Cisco Systems, Inc. (a)                                     137,223
  15,000   EMC Corp. (a)                                               223,050
  20,000   Hewlett-Packard Co.                                         419,400
  19,500   Intel Corp.                                                 456,105
  20,000   Western Digital Corp. (a)                                   216,800
                                                                    ----------
                                                                     1,452,578
                                                                    ----------
           CONSTRUCTION - 2.6%
   2,000   Caterpillar, Inc.                                           195,020
   2,000   Toll Brothers, Inc. (a)                                     137,220
                                                                    ----------
                                                                       332,240
                                                                    ----------
           CONSTRUCTION PRODUCTS - 2.6%
   8,050   American Standard Cos., Inc. (a)                            332,626
                                                                    ----------

           CONSUMER STAPLES - 1.8%
   6,000   Sysco Corp.                                                 229,020
                                                                    ----------

           DIVERSIFIED MANUFACTURING OPERATIONS - 2.8%
   9,940   General Electric Co.                                        362,810
                                                                    ----------

           ELECTRIC - 3.3%
  15,000   AES Corp., (The) (a)                                        205,050
   2,700   DTE Energy Co.                                              116,451
   5,200   Xcel Energy, Inc.                                            94,640
                                                                    ----------
                                                                       416,141
                                                                    ----------
           FOOD - 1.5%
   4,900   McCormick & Co., Inc.                                       189,140
                                                                    ----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES   COMMON STOCKS - 97.5% (Continued)                            VALUE
--------------------------------------------------------------------------------
           HEALTHCARE SERVICES - 1.4%
     800   Apria Healthcare Group, Inc. (a)                         $   26,360
   1,600   Quest Diagnostics, Inc.                                     152,880
                                                                    ----------
                                                                       179,240
                                                                    ----------
           INSURANCE - 5.5%
   2,700   Aon Corp.                                                    64,422
       1   Berkshire Hathaway, Inc. - Class A (a)                       87,900
   5,500   MGIC Investment Corp.                                       379,005
   3,950   PMI Group, Inc. (The)                                       164,912
                                                                    ----------
                                                                       696,239
                                                                    ----------
           INTERNET SECURITY - 1.6%
   8,000   Symantec Corp. (a)                                          206,080
                                                                    ----------

           MEDICAL - DRUGS - 6.9%
   3,000   Amgen, Inc. (a)                                             192,450
   6,613   Barr Pharmaceuticals, Inc. (a)                              301,156
  14,300   Pfizer, Inc.                                                384,527
                                                                    ----------
                                                                       878,133
                                                                    ----------
           MEDICAL - PRODUCTS - 4.9%
  15,500   Cytyc Corp. (a)                                             427,335
   4,000   Medtronic, Inc.                                             198,680
                                                                    ----------
                                                                       626,015
                                                                    ----------
           MORTGAGE LOAN/BANKER - 1.2%
   2,000   Freddie Mac                                                 147,400
                                                                    ----------

           MULTI-MEDIA - 2.6%
  12,000   Walt Disney Co. (The)                                       333,600
                                                                    ----------

           OFFICE AUTOMATION & EQUIPMENT - 0.9%
   2,400   Pitney Bowes, Inc.                                          111,072
                                                                    ----------

           OIL - 8.1%
   5,000   ChevronTexaco Corp.                                         262,550
   4,000   Exxon Mobil Corp.                                           205,040
  10,300   GlobalSantaFe Corp.                                         341,033
   6,250   XTO Energy, Inc.                                            221,125
                                                                    ----------
                                                                     1,029,748
                                                                    ----------

           PACKAGING - 0.7%
   3,700   Pactiv Corp. (a)                                             93,573
                                                                    ----------

           PAPER MILLS - 2.6%
   5,000   Kimberly-Clark Corp.                                        329,050
                                                                    ----------

           PUBLISHING - 0.3%
     650   Knight-Ridder, Inc.                                          43,511
                                                                    ----------

THE PROFIT FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
  SHARES   COMMON STOCKS - 97.5% (Continued)                             VALUE
--------------------------------------------------------------------------------
           RECREATIONAL VEHICLES - 2.1%
   4,000   Polaris Industries, Inc.                                 $  272,080
                                                                    ----------

           RETAIL - 3.7%
   2,900   Limited Brands                                               66,758
   6,000   Staples, Inc.                                               202,260
   4,000   Target Corp.                                                207,720
                                                                    ----------
                                                                       476,738
                                                                    ----------
           SERVICES - DIVERSIFIED - 4.3%
  14,000   Cendant Corp.                                               327,320
   8,000   IAC/InterActiveCorp (a)                                     220,960
                                                                    ----------
                                                                       548,280
                                                                    ----------
           SOFTWARE - 6.0%
  18,000   Microsoft Corp.                                             480,780
  10,000   SunGard Data Systems, Inc. (a)                              283,300
                                                                    ----------
                                                                       764,080
                                                                    ----------
           TELECOMMUNICATIONS - 2.2%
   3,000   SBC Communications, Inc.                                     77,310
   5,100   Verizon Communications, Inc.                                206,601
                                                                    ----------
                                                                       283,911
                                                                    ----------
           TOYS - 0.3%
   2,200   Mattel, Inc.                                                 42,878
                                                                    ----------

           TOTAL COMMON STOCKS (Cost $10,517,163)                  $12,450,682
                                                                    ==========

================================================================================
  SHARES   MONEY MARKETS - 2.0%                                          VALUE
--------------------------------------------------------------------------------
 254,530   Fidelity Institutional Cash Portfolio - Government
            (Cost $254,530)                                          $ 254,530
                                                                    ----------

           TOTAL INVESTMENT SECURITIES - 99.5%
            (Cost $10,771,693)                                     $12,705,212

           OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                 58,552
                                                                    ----------

           NET ASSETS - 100.0%                                     $12,763,764
                                                                    ==========

 (a) Non-income producing security.

 See accompanying notes to portfolio of investments.

THE PROFIT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

     The Profit Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2.   SECURITY TRANSACTIONS

     Security transactions are accounted for on trade date. Gains and losses on securities sold is determined on a specific identification basis.

3.   FEDERAL INCOME TAX

     The following is computed on a tax basis for each item as of December 31, 2004:

             Cost of portfolio investments      $     10,771,693
                                                =================

             Gross unrealized appreciation      $       2,329,588
             Gross unrealized depreciation               (396,069)
                                                -----------------

             Net unrealized appreciation        $       1,933,519
                                                =================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Profit Funds Investment Trust
            --------------------------------------------------


By (Signature and Title)*     /s/ Eugene A. Profit
                             ---------------------------------------
                             Eugene A. Profit, President


Date         February 23, 2005
     ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*     /s/ Eugene A. Profit
                             ---------------------------------------
                             Eugene A. Profit, President


Date          February 23, 2005
     ----------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------------------
                           Mark J. Seger, Treasurer


Date         February 23, 2005
      ---------------------------------

* Print the name and title of each signing officer under his or her signature.